Schedule of Investments - Future Contracts (USD $)	Dec. 31, 2013	Dec. 31, 2012
Silver Fund (346 Contract Settlement Date January 28, 2015) [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation/ (Depreciation)as percentage of Net Assets	(0.94%)
Unrealized Appreciation/ (Depreciation)	$ (302,850)
Notional Value	33,783,440
Total Future Contract [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation/ (Depreciation)as percentage of Net Assets	(0.94%)	(4.72%)
Unrealized Appreciation/ (Depreciation)	(302,850)	(2,940,700)
Notional Value	33,783,440	63,873,600
Silver Fund (420 Contract Settlement Date December 27, 2013) [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation/ (Depreciation)as percentage of Net Assets		(4.72%)
Unrealized Appreciation/ (Depreciation)		(2,940,700)
Notional Value		$ 63,873,600